Investment Risks - LGM Risk Managed Total Return Fund	Sep. 23, 2026
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

Credit Risk: An issuer of a security may fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The price of a fixed income security tends to drop if the rating of the underlying issuer drops and the probability of the failure to pay principal and interest increases. Credit risk may be substantial for the Fund.

Equity Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Extension Risk: If interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income Risk: The Fund may invest in fixed income securities through ETFs and mutual funds. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Fund of Funds Risk: The ETFs, mutual funds and money market funds in which the Fund invests (“Underlying Funds”) are subject to investment advisory and other expenses, which are paid indirectly by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks. The ability of the Fund to meet its investment objectives is directly related to the ability of the funds in which it invests and their respective investment managers, to meet their investment objectives.

●	Mortgage-Backed Securities Risk: The Underlying Funds held by the Fund may invest in mortgage-backed securities (“MBS”) issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, some of which may not be backed by the full faith and credit of the U.S. government. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS react differently to changes in interest rates than other bonds, and the prices of MBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS are also subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn.

●	U.S. Treasury Risk: The Underlying Funds held by the Fund may hold U.S. Treasury obligations that are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Interest Rate Risk: Bond prices overall, including the prices of securities held by the Fund, may decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity. An increase in interest rates may result in a decline in the value of the bond investments held by the Fund.

Inverse Fund Risk: Inverse funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Because they reset daily there may be significant volatility associated with inverse funds. The inverse funds in which the Fund invests may not be able to replicate exactly the inverse of the performance of the indices they track. Inverse funds fall in price when stock prices are rising. Additionally, inverse funds may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Investments in inverse funds are intended to be short-term in nature and may, therefore, lead to increased turnover and transaction costs to the Fund.

Leverage Risk: Leveraging may exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio.

Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not produce the desired results.

Market Risk and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs or trade wars and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Overall market risks may also affect the value of the Fund. The NAV of the Fund will fluctuate based on changes in the value of the underlying stocks comprising the funds held by the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets and stock prices.

Money Market Fund Risk: Investments in money market funds are not a deposit of any bank and are not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price.

Portfolio Turnover Risk: The Fund’s movement into and out of ETFs leads to high portfolio turnover. A higher portfolio turnover will result in higher transactional and brokerage costs.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: An issuer of a security may fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The price of a fixed income security tends to drop if the rating of the underlying issuer drops and the probability of the failure to pay principal and interest increases. Credit risk may be substantial for the Fund.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension Risk: If interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk: The Fund may invest in fixed income securities through ETFs and mutual funds. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund of Funds Risk: The ETFs, mutual funds and money market funds in which the Fund invests (“Underlying Funds”) are subject to investment advisory and other expenses, which are paid indirectly by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks. The ability of the Fund to meet its investment objectives is directly related to the ability of the funds in which it invests and their respective investment managers, to meet their investment objectives.

●	Mortgage-Backed Securities Risk: The Underlying Funds held by the Fund may invest in mortgage-backed securities (“MBS”) issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, some of which may not be backed by the full faith and credit of the U.S. government. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS react differently to changes in interest rates than other bonds, and the prices of MBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS are also subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn.

●	U.S. Treasury Risk: The Underlying Funds held by the Fund may hold U.S. Treasury obligations that are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Mortgagebacked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mortgage-Backed Securities Risk: The Underlying Funds held by the Fund may invest in mortgage-backed securities (“MBS”) issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, some of which may not be backed by the full faith and credit of the U.S. government. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS react differently to changes in interest rates than other bonds, and the prices of MBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS are also subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn.

U S Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Treasury Risk: The Underlying Funds held by the Fund may hold U.S. Treasury obligations that are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: Bond prices overall, including the prices of securities held by the Fund, may decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity. An increase in interest rates may result in a decline in the value of the bond investments held by the Fund.

Inverse Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse Fund Risk: Inverse funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Because they reset daily there may be significant volatility associated with inverse funds. The inverse funds in which the Fund invests may not be able to replicate exactly the inverse of the performance of the indices they track. Inverse funds fall in price when stock prices are rising. Additionally, inverse funds may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Investments in inverse funds are intended to be short-term in nature and may, therefore, lead to increased turnover and transaction costs to the Fund.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk: Leveraging may exaggerate the effect on net asset value (“NAV”) of any increase or decrease in the market value of the Fund’s portfolio.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not produce the desired results.

Market Risk And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events, tariffs or trade wars and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Overall market risks may also affect the value of the Fund. The NAV of the Fund will fluctuate based on changes in the value of the underlying stocks comprising the funds held by the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets and stock prices.

Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Fund Risk: Investments in money market funds are not a deposit of any bank and are not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: The Fund’s movement into and out of ETFs leads to high portfolio turnover. A higher portfolio turnover will result in higher transactional and brokerage costs.